SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - Fair Value, Recurring - Warrants Liability - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 499	$ 413	$ 389
Additions	18,427	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	1,616	86	24
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Conversion of Warrants	(5,080)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 15,462	$ 499	$ 413